FINANCIAL RISK MANAGEMENT (Financial assets and liabilities at fair value) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 496,832	$ 239,876
Financial liabilities, at fair value	6,358	3,024
Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	492,631	238,680
Financial liabilities, at fair value	0	0
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,572	1,196
Financial liabilities, at fair value	6,358	3,024
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,629	0
Financial liabilities, at fair value	0	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	6,358	3,024
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	6,358	3,024
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities, at fair value	0	0
Cash and cash equivalents
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	259,020	199,877
Cash and cash equivalents | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	259,020	199,877
Cash and cash equivalents | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Cash and cash equivalents | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	236,240	38,803
Other investments | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	233,611	38,803
Other investments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Other investments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	2,629	0
Derivatives
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,572	1,196
Derivatives | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0	0
Derivatives | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	1,572	1,196
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0	$ 0